Consolidated Statements of Convertible Preferred Stock and Stockholders'Equity(Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Common Stock [Member]
Issuance of stock, issuance costs	$ 3,207
Series B Convertible Preferred Shares [Member]
Issuance of stock, issuance costs	143
Series B-1 Convertible Preferred Shares [Member]
Issuance of stock, issuance costs	$ 123